Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to PVFP, capitalized software and other intangible assets	$ 104	$ 133	$ 112
Amortization expense related to deferred sales inducements	$ 29	$ 22	$ 19